CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	Jan. 06, 2021	Dec. 16, 2020	Dec. 31, 2020
Aggregate number of shares owned	6,900,000
Class B Ordinary shares
Number Of Shares Subject To Forfeiture			900,000
Number of shares surrender		2,875,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000